Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Year Ended December 31,	2024	2023

Current tax expense	$1,017	$642
Deferred tax (benefit) expense	(123)	18

Total Provision	$894	$660

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
December 31,	2024	2023

Deferred tax assets:
Allowance for credit losses	$999	$867
Deferred compensation	520	519
Net unrealized losses on securities	1,193	1,007

Total	2,712	2,393

Deferred tax liabilities:
Premises and equipment	176	196
Deferred loan origination costs	92	88
Other	197	160

Total	465	444

Net Deferred Tax Asset	$2,247	$1,949

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2024		2023
	Amount	Percentage	Amount	Percentage

Provision at statutory rate	$1,129	21.0%	$1,011	21.0%
Tax-exempt interest	(342)	(6.4)	(350)	(7.3)
Nondeductible interest expense	66	1.2	46	1.0
Bank owned life insurance	(54)	(1.0)	(52)	(1.1)
Nondeductible merger expenses	113	2.1	-	-
Other, net	(18)	(0.3)	5	0.1

Applicable Income Taxes and Effective Rates	$894	16.6%	$660	13.7%